LEASES - Rental Income To Be Collected (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 47,709
2021	51,830
2022	28,968
2023	0
2024	0
Thereafter	0
Total minimum lease payments	$ 128,507